UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1.  Schedule of Investments

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Time deposits — 6.5%
Banking-non-US — 6.5%
ABN AMRO Bank NV
2.380%, due 02/01/19	90,000,000	90,000,000
BNP Paribas SA
2.380%, due 02/01/19	125,000,000	125,000,000
Credit Agricole Corporate & Investment Bank
2.360%, due 02/01/19	15,000,000	15,000,000
Mizuho Corporate Bank Ltd.
2.410%, due 02/01/19	60,000,000	60,000,000
Natixis
2.360%, due 02/01/19	650,000,000	650,000,000

Total time deposits (cost — $940,000,000)		940,000,000

Certificates of deposit — 21.5%
Banking-non-US — 20.4%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.611%, due 02/01/19[1]	40,000,000	40,000,000
SOFR + 0.440%, 2.830%, due 02/01/19[1]	70,000,000	70,010,860
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.773%, due 02/07/19[1]	60,000,000	60,009,242
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.200%, 2.720%, due 02/01/19[1]	50,000,000	50,012,603
Cooperatieve Rabobank UA 2.644%, due 03/04/19	81,000,000	81,000,000
1 mo. USD LIBOR + 0.200%, 2.720%, due 02/04/19[1]	10,000,000	9,999,116
1 mo. USD LIBOR + 0.220%, 2.726%, due 02/19/19[1]	48,000,000	48,002,517
3 mo. USD LIBOR + 0.200%, 2.976%, due 03/12/19[1]	38,000,000	38,005,219
Credit Agricole Corporate & Investment Bank
2.400%, due 02/01/19	122,200,000	122,200,061
DZ Bank AG
2.720%, due 04/09/19	100,000,000	100,017,412
Industrial & Commercial Bank of China Ltd.
2.610%, due 02/13/19	25,000,000	25,001,354
KBC Bank NV
2.400%, due 02/01/19	166,200,000	166,199,987

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (continued)
Banking-non-US — (continued)
Mizuho Bank Ltd.
2.660%, due 02/05/19	115,000,000	115,003,782
2.750%, due 03/05/19	120,000,000	120,030,763
MUFG Bank Ltd.
2.650%, due 02/05/19	100,000,000	100,003,138
2.740%, due 04/16/19	125,000,000	125,027,452
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.684%, due 02/13/19[1]	57,000,000	56,998,417
3 mo. USD LIBOR + 0.070%, 2.716%, due 02/21/19[1]	42,000,000	41,996,115
3 mo. USD LIBOR + 0.200%, 2.988%, due 03/15/19[1]	46,000,000	46,005,901
Norinchukin Bank Ltd.
2.390%, due 02/01/19	60,000,000	59,999,995
2.390%, due 02/06/19	30,000,000	29,999,929
2.500%, due 02/15/19	110,000,000	110,003,303
Oversea-Chinese Banking Corp. Ltd.
2.480%, due 02/05/19	88,000,000	88,000,025
2.700%, due 02/27/19	16,700,000	16,702,411
1 mo. USD LIBOR + 0.200%, 2.706%, due 02/19/19[1]	60,000,000	60,016,560
2.736%, due 05/01/19	75,000,000	75,000,000
1 mo. USD LIBOR + 0.250%, 2.753%, due 02/03/19[1]	60,000,000	60,000,015
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.877%, due 04/02/19[1]	43,000,000	43,002,225
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.170%, 2.684%, due 02/13/19[1]	50,000,000	50,006,254
1 mo. USD LIBOR + 0.220%, 2.741%, due 02/08/19[1]	45,000,000	45,014,693
1 mo. USD LIBOR + 0.230%, 2.744%, due 02/14/19[1]	45,000,000	45,012,667
3 mo. USD LIBOR + 0.020%, 2.785%, due 04/29/19[1]	60,000,000	60,004,225
3 mo. USD LIBOR + 0.070%, 2.869%, due 04/11/19[1]	75,000,000	75,030,008
Societe Generale
3 mo. USD LIBOR + 0.070%, 2.867%, due 04/15/19[1]	113,000,000	112,999,473
Sumitomo Mitsui Banking Corp.
2.670%, due 06/14/19	100,000,000	99,987,397

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
1 mo. USD LIBOR + 0.180%, 2.690%, due 02/25/19[1]	51,000,000	51,000,009
1 mo. USD LIBOR + 0.190%, 2.692%, due 02/28/19[1]	111,000,000	111,006,520
Svenska Handelsbanken
1 mo. USD LIBOR + 0.170%, 2.676%, due 02/20/19[1]	20,000,000	20,002,372
3 mo. USD LIBOR + 0.100%, 2.689%, due 02/07/19[1]	20,000,000	20,004,601
1 mo. USD LIBOR + 0.210%, 2.722%, due 02/25/19[1]	20,000,000	20,005,894
3 mo. USD LIBOR + 0.100%, 2.851%, due 04/30/19[1]	38,000,000	38,007,054
1 mo. USD LIBOR + 0.380%, 2.894%, due 02/12/19[1]	65,000,000	65,072,747
3 mo. USD LIBOR + 0.140%, 2.937%, due 04/15/19[1]	75,000,000	75,062,509
Swedbank AB
1 mo. USD LIBOR + 0.200%, 2.719%, due 02/25/19[1]	50,000,000	50,013,764
Toronto-Dominion Bank
1 mo. USD LIBOR + 0.330%, 2.850%, due 02/04/19[1]	60,000,000	60,026,356

		2,956,504,945

Banking-US — 1.1%
Citibank N.A.
2.740%, due 03/21/19	62,000,000	62,014,143
2.840%, due 04/10/19	60,000,000	60,021,898
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.190%, 2.984%, due 02/04/19[1]	42,000,000	42,028,008

		164,064,049

Total certificates of deposit (cost — $3,120,114,565)		3,120,568,994

Commercial paper[2] — 52.5%
Asset backed-miscellaneous — 28.2%
Albion Capital Corp.
2.560%, due 02/07/19	40,000,000	39,981,333
2.710%, due 02/21/19	55,000,000	54,920,562
Antalis S.A.
2.550%, due 02/28/19	42,250,000	42,167,650

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (continued)
2.600%, due 02/04/19	46,030,000	46,017,526
2.610%, due 02/08/19	50,250,000	50,222,597
2.700%, due 02/07/19	66,000,000	65,968,558
2.780%, due 04/10/19	14,000,000	13,928,838
2.810%, due 04/03/19	61,120,000	60,844,318
2.850%, due 03/13/19	36,000,000	35,895,573
Atlantic Asset Securitization LLC
2.420%, due 02/01/19	25,000,000	24,998,333
2.600%, due 04/04/19	9,500,000	9,455,678
2.820%, due 04/08/19	39,000,000	38,804,968
2.850%, due 03/21/19	107,000,000	106,617,261
Barton Capital Corp.
2.400%, due 02/01/19	40,000,000	39,997,392
2.670%, due 02/04/19	45,000,000	44,988,055
2.680%, due 02/06/19	35,000,000	34,985,907
2.680%, due 02/15/19	75,000,000	74,920,625
2.830%, due 03/11/19	75,000,000	74,787,856
CAFCO LLC
2.650%, due 02/08/19	50,000,000	49,973,256
2.800%, due 04/05/19	79,000,000	78,639,198
2.810%, due 03/11/19	54,100,000	53,952,424
2.820%, due 03/11/19	59,000,000	58,839,058
Charta LLC
2.650%, due 02/07/19	50,000,000	49,976,181
2.650%, due 02/15/19	25,000,000	24,974,167
2.780%, due 04/09/19	60,000,000	59,702,387
2.830%, due 03/19/19	47,500,000	47,340,810
Fairway Finance Corp.
2.650%, due 02/20/19	55,000,000	54,923,917
2.770%, due 04/01/19	24,000,000	23,895,200
1 mo. USD LIBOR + 0.260%, 2.779%, due 02/11/19[1]	51,000,000	51,012,784
1 mo. USD LIBOR + 0.260%, 2.779%, due 02/11/19[1]	50,000,000	50,012,390
2.820%, due 03/18/19	20,000,000	19,933,990
Gotham Funding Corp.
2.820%, due 04/04/19	79,000,000	78,638,753
Liberty Street Funding LLC
2.610%, due 05/01/19	10,000,000	9,932,750
2.630%, due 02/05/19	62,000,000	61,978,963
2.650%, due 02/19/19	50,000,000	49,934,345
2.690%, due 03/05/19	50,000,000	49,884,500
2.690%, due 03/08/19	25,000,000	24,936,750

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (continued)
2.780%, due 04/12/19	21,000,000	20,890,702
2.800%, due 04/02/19	50,000,000	49,778,621
2.800%, due 05/07/19	14,000,000	13,899,125
2.810%, due 03/11/19	25,000,000	24,931,208
2.830%, due 05/03/19	50,000,000	49,655,767
2.850%, due 04/10/19	50,000,000	49,747,575
2.887%, due 05/06/19	15,000,000	14,893,125
LMA Americas LLC
2.550%, due 02/08/19	35,000,000	34,980,913
2.650%, due 02/15/19	46,000,000	45,952,467
2.720%, due 05/28/19	45,700,000	45,287,992
2.770%, due 03/21/19	59,000,000	58,793,374
2.770%, due 05/14/19	52,000,000	51,591,456
2.820%, due 06/07/19	39,000,000	38,616,830
2.830%, due 06/10/19	39,000,000	38,607,497
2.900%, due 04/09/19	71,000,000	70,646,081
Manhattan Asset Funding Co. LLC
2.620%, due 03/08/19	40,000,000	39,898,800
2.620%, due 03/14/19	101,520,000	101,217,978
Nieuw Amsterdam Receivables Corp.
2.780%, due 03/05/19	75,000,000	74,829,500
Old Line Funding LLC
1 mo. USD LIBOR + 0.160%, 2.663%, due 02/03/19[1]	30,000,000	29,999,557
1 mo. USD LIBOR + 0.190%, 2.698%, due 02/18/19[1]	50,000,000	49,997,117
1 mo. USD LIBOR + 0.230%, 2.749%, due 03/07/19[1]	25,000,000	24,999,940
1 mo. USD LIBOR + 0.240%, 2.753%, due 02/01/19[1]	30,000,000	30,002,187
2.820%, due 05/06/19	40,000,000	39,718,483
2.830%, due 04/22/19	55,000,000	54,674,290
2.840%, due 04/22/19	30,000,000	29,822,340
1 mo. USD LIBOR + 0.330%, 2.841%, due 02/11/19[1]	42,000,000	41,999,974
1 mo. USD LIBOR + 0.330%, 2.843%, due 02/07/19[1]	35,000,000	35,013,537
Regency Markets No. 1 LLC
2.450%, due 02/07/19	47,101,000	47,078,562
2.540%, due 02/06/19	79,000,000	78,967,794
2.550%, due 02/06/19	10,000,000	9,995,923
2.550%, due 02/08/19	95,850,000	95,797,730
Sheffield Receivables Corp.

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
2.410%, due 02/11/19	50,000,000	49,962,264
2.630%, due 02/15/19	51,000,000	50,947,087
2.680%, due 02/26/19	29,000,000	28,947,827
2.680%, due 02/27/19	30,000,000	29,943,953
2.780%, due 04/09/19	100,000,000	99,493,211
Starbird Funding Corp.
2.650%, due 02/07/19	50,000,000	49,976,181
2.650%, due 02/08/19	50,000,000	49,972,734
2.660%, due 02/11/19	50,000,000	49,962,341
2.820%, due 03/07/19	50,000,000	49,877,160
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.300%, 2.820%, due 02/04/19[1]	62,000,000	62,020,386
1 mo. USD LIBOR + 0.330%, 2.843%, due 02/07/19[1]	50,000,000	50,023,203
1 mo. USD LIBOR + 0.340%, 2.859%, due 02/25/19[1]	25,000,000	25,009,949
2.910%, due 05/10/19	40,000,000	39,704,650
2.980%, due 06/17/19	30,000,000	29,686,270
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.220%, 2.723%, due 02/19/19[1]	40,000,000	39,999,414
1 mo. USD LIBOR + 0.220%, 2.739%, due 02/08/19[1]	67,000,000	67,000,037
Victory Receivables Corp.
2.740%, due 02/25/19	94,700,000	94,534,538
2.820%, due 03/11/19	18,500,000	18,448,894
2.820%, due 04/04/19	50,000,000	49,768,475

		4,085,549,872

Banking-non-US — 17.4%
ANZ National International Ltd.
3 mo. USD LIBOR + 0.100%, 2.701%, due 02/11/19[1]	49,000,000	48,999,943
2.720%, due 03/11/19	40,000,000	39,891,927
1 mo. USD LIBOR + 0.320%, 2.839%, due 02/25/19[1]	69,000,000	69,036,849
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.823%, due 02/07/19[1]	60,000,000	60,028,519
1 mo. USD LIBOR + 0.340%, 2.856%, due 02/11/19[1]	60,000,000	60,041,641

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (continued)
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.783%, due 02/08/19[1]	70,000,000	70,021,795
Bank of China Hong Kong Ltd.
2.650%, due 02/15/19	100,000,000	99,896,958
Bank of Nova Scotia
1 mo. USD LIBOR + 0.270%, 2.780%, due 02/25/19[1]	38,000,000	38,008,374
1 mo. USD LIBOR + 0.300%, 2.811%, due 02/04/19[1]	75,000,000	75,034,805
Banque et Caisse d’Epargne de l’Etat
2.645%, due 06/07/19	91,500,000	90,605,221
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.813%, due 02/01/19[1,3]	114,000,000	114,001,998
3 mo. USD LIBOR + 0.340%, 2.932%, due 02/01/19[1,3]	72,000,000	72,000,330
BNZ International Funding Ltd.
1 mo. USD LIBOR + 0.190%, 2.693%, due 02/20/19[1]	50,000,000	50,006,985
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.783%, due 02/07/19[1]	42,000,000	42,012,197
China Construction Bank Corp.
2.540%, due 03/01/19	129,000,000	128,736,779
DBS Bank Ltd.
2.460%, due 02/04/19	40,500,000	40,489,078
2.460%, due 02/05/19	40,500,000	40,486,303
2.500%, due 03/04/19	130,000,000	129,699,903
2.750%, due 04/01/19	46,000,000	45,799,900
DNB Bank ASA
1 mo. USD LIBOR + 0.160%, 2.669%, due 02/15/19[1]	50,000,000	50,004,255
Federation Des Caisses
2.390%, due 02/01/19	100,000,000	99,993,361
1 mo. USD LIBOR + 0.260%, 2.779%, due 02/11/19[1]	40,000,000	40,004,172
Industrial & Commercial Bank of China Ltd.
2.600%, due 02/01/19	90,000,000	89,993,990
Mitsubishi UFJ Trust & Banking Corp.
2.810%, due 04/04/19	103,000,000	102,533,513
Mizuho Bank Ltd.
2.730%, due 04/10/19	36,595,000	36,414,950

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (concluded)
MUFG Bank Ltd.
2.390%, due 02/01/19	25,000,000	24,998,361
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.739%, due 02/15/19[1]	50,000,000	50,017,218
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.260%, 2.774%, due 02/13/19[1]	40,000,000	40,015,153
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.840%, due 02/04/19[1]	60,000,000	60,031,087
Sumitomo Mitsui Banking Corp.
2.730%, due 04/10/19	93,000,000	92,544,572
2.750%, due 04/08/19	100,000,000	99,526,347
Sumitomo Mitsui Trust Bank Ltd.
2.760%, due 03/06/19	45,000,000	44,894,642
2.800%, due 04/12/19	78,500,000	78,099,947
2.830%, due 03/15/19	35,000,000	34,895,486
Toronto Dominion Bank Ltd.
3 mo. USD LIBOR + 0.080%, 2.621%, due 02/01/19[1]	40,000,000	40,000,000
1 mo. USD LIBOR + 0.330%, 2.843%, due 02/07/19[1]	55,000,000	55,031,768
United Overseas Bank Ltd.
2.740%, due 03/13/19	100,000,000	99,714,708
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.120%, 2.811%, due 02/28/19[1]	69,000,000	69,014,856

		2,522,527,891

Banking-US — 0.9%
Bedford Row Funding Corp.
1 mo. USD LIBOR + 0.150%, 2.663%, due 02/07/19[1]	20,000,000	20,000,675
1 mo. USD LIBOR + 0.260%, 2.766%, due 02/19/19[1]	47,000,000	47,007,773
J.P. Morgan Securities LLC
2.870%, due 07/08/19	70,000,000	69,136,398

		136,144,846

Energy-integrated — 2.5%
Sinopec Century Bright Capital Investment Ltd.
2.550%, due 02/01/19	80,000,000	79,994,811
2.550%, due 02/04/19	180,000,000	179,952,840

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Energy-integrated — (concluded)
2.550%, due 02/08/19	95,000,000	94,949,608

		354,897,259

Finance-other — 3.5%
CNPC Finance HK Ltd.
2.740%, due 02/05/19	55,000,000	54,980,636
2.740%, due 02/07/19	80,000,000	79,960,334
2.750%, due 02/06/19	243,000,000	242,897,009
2.870%, due 02/06/19	50,000,000	49,978,808
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.280%, 2.793%, due 02/07/19[1]	43,000,000	43,010,339
3 mo. USD LIBOR + 0.090%, 2.828%, due 03/01/19[1]	20,000,000	20,000,781
3 mo. USD LIBOR + 0.120%, 2.942%, due 03/25/19[1]	20,000,000	20,005,247

		510,833,154

Total commercial paper (cost — $7,609,084,995)		7,609,953,022

Repurchase agreements — 21.2%
Repurchase agreement dated 01/29/19 with BNP Paribas SA, 2.540% due 02/05/19, collateralized by $33,448,716 various asset-backed convertible bonds, 5.875% to 11.000% due 04/03/22 to 03/01/24; (value — $32,400,454); proceeds: $30,014,817	30,000,000	30,000,000
Repurchase agreement dated 01/31/19 with BNP Paribas SA, 2.570% due 02/01/19, collateralized by $153,804,946 various asset-backed convertible bonds, 2.820% to 10.000% due 09/15/20 to 01/28/70; (value — $140,402,633); proceeds: $130,009,281	130,000,000	130,000,000
Repurchase agreement dated 01/31/19 with Fixed Income Clearing Corp., 2.550% due 02/01/19, collateralized by $160,000,000 US Treasury Bond, 8.750% due 08/15/20, $1,128,305,000 US Treasury Inflation Index Bond, 0.125% due 04/15/20 and $1,380,550,000 US Treasury Notes, 1.375% to 2.625% due 05/31/20 to 09/30/20; (value — $2,761,147,396); proceeds: $2,707,191,746	2,707,000,000	2,707,000,000
Repurchase agreement dated 01/02/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.770% due 03/07/19, collateralized by $93,665,382 various asset-backed convertible bonds, 3.110% to 4.000% due 10/18/28 to 05/25/58; (value — $80,250,000); proceeds: $75,369,333[3,4]	75,000,000	75,000,000

Prime Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/02/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.960% due 03/07/19, collateralized $6,459,483 various equity securities; (value — $133,750,003); proceeds: $125,657,778[3,4]	125,000,000	125,000,000

Total repurchase agreements (cost — $3,067,000,000)		3,067,000,000

Total investments (cost — $14,736,199,560 which approximates cost for federal income tax purposes) — 101.7%		14,737,522,016
Liabilities in excess of other assets — (1.7)%		(245,113,538)

Net assets — 100.0%		$14,492,408,478

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Time deposits	—	940,000,000	—	940,000,000
Certificates of deposit	—	3,120,568,994	—	3,120,568,994
Commercial paper	—	7,609,953,022	—	7,609,953,022
Repurchase agreements	—	3,067,000,000	—	3,067,000,000
Total	—	14,737,522,016	—	14,737,522,016

At January 31, 2019, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 24 days.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rate shown is the discount rate at the date of purchase unless otherwise noted.
3	Illiquid investment at period end. Illiquid assets, in the amount of $386,002,328, represented 2.7% of the Fund’s net assets at period end.
4

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of January 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2019.

Government Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 56.4%
Federal Farm Credit Bank
2.300%, due 03/04/19[1]	50,000,000	49,900,972
1 mo. USD LIBOR - 0.105%, 2.403%, due 02/17/19[2]	10,000,000	9,998,572
1 mo. USD LIBOR - 0.085%, 2.417%, due 02/28/19[2]	77,000,000	76,998,748
Federal Home Loan Bank
2.320%, due 02/01/19[1]	106,000,000	106,000,000
2.340%, due 02/06/19[1]	170,130,000	170,074,708
2.357%, due 02/08/19[1]	46,000,000	45,978,918
2.368%, due 02/15/19[1]	49,000,000	48,954,876
1 mo. USD LIBOR - 0.130%, 2.373%, due 02/22/19[2]	160,000,000	160,000,000
2.374%, due 02/20/19[1]	84,000,000	83,894,753
1 mo. USD LIBOR - 0.135%, 2.378%, due 02/05/19[2]	143,000,000	143,000,000
1 mo. USD LIBOR - 0.130%, 2.378%, due 02/17/19[2]	148,000,000	148,000,000
2.381%, due 03/27/19[1]	155,000,000	154,446,417
1 mo. USD LIBOR - 0.125%, 2.385%, due 02/16/19[2]	148,000,000	148,000,000
1 mo. USD LIBOR - 0.115%, 2.388%, due 02/19/19[2]	146,000,000	146,000,000
1 mo. USD LIBOR - 0.120%, 2.389%, due 02/15/19[2]	148,000,000	148,000,000
1 mo. USD LIBOR - 0.130%, 2.390%, due 02/01/19[2]	218,000,000	218,000,000
1 mo. USD LIBOR - 0.130%, 2.391%, due 02/08/19[2]	72,000,000	72,000,000
1 mo. USD LIBOR - 0.115%, 2.395%, due 02/25/19[2]	84,000,000	84,000,000
2.395%, due 03/13/19[1]	163,000,000	162,566,239
1 mo. USD LIBOR - 0.105%, 2.397%, due 02/26/19[2]	150,000,000	150,000,000
1 mo. USD LIBOR - 0.105%, 2.398%, due 02/19/19[2]	67,000,000	67,000,000
1 mo. USD LIBOR - 0.105%, 2.398%, due 02/20/19[2]	151,000,000	151,000,000
1 mo. USD LIBOR - 0.105%, 2.398%, due 02/22/19[2]	75,000,000	75,000,000
1 mo. USD LIBOR - 0.105%, 2.401%, due 02/23/19[2]	80,000,000	80,000,000
2.402%, due 05/03/19[1]	173,000,000	171,949,592
1 mo. USD LIBOR - 0.100%, 2.403%, due 02/21/19[2]	150,000,000	150,000,000
1 mo. USD LIBOR - 0.110%, 2.404%, due 02/13/19[2]	148,000,000	148,000,000

Government Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (continued)
2.404%, due 03/08/19[1]	170,000,000	169,602,672
2.405%, due 04/24/19[1]	100,000,000	99,452,194
2.405%, due 05/15/19[1]	65,000,000	64,552,737
2.406%, due 04/24/19[1]	65,000,000	64,643,778
2.406%, due 04/26/19[1]	75,000,000	74,578,950
2.408%, due 04/22/19[1]	72,000,000	71,614,720
2.410%, due 03/22/19[1]	142,000,000	141,534,201
1 mo. USD LIBOR - 0.085%, 2.418%, due 02/03/19[2]	81,000,000	81,000,000
1 mo. USD LIBOR - 0.085%, 2.418%, due 02/21/19[2]	77,000,000	77,000,000
2.418%, due 02/22/19[1]	165,000,000	164,767,267
1 mo. USD LIBOR - 0.080%, 2.422%, due 02/27/19[2]	148,000,000	148,000,000
1 mo. USD LIBOR - 0.090%, 2.423%, due 02/07/19[2]	164,500,000	164,500,000
1 mo. USD LIBOR - 0.080%, 2.423%, due 02/19/19[2]	80,000,000	80,000,000
1 mo. USD LIBOR - 0.090%, 2.426%, due 02/10/19[2]	59,000,000	59,000,000
1 mo. USD LIBOR - 0.090%, 2.429%, due 02/11/19[2]	85,000,000	85,000,000
1 mo. USD LIBOR - 0.085%, 2.429%, due 02/13/19[2]	50,000,000	50,000,000
2.430%, due 04/03/19[1]	68,600,000	68,317,540
2.430%, due 04/09/19[1]	153,000,000	152,308,057
2.435%, due 04/05/19[1]	22,000,000	21,906,253
2.435%, due 05/01/19[1]	153,000,000	152,078,961
3 mo. USD LIBOR - 0.340%, 2.439%, due 04/24/19[2]	78,000,000	78,000,000
1 mo. USD LIBOR - 0.070%, 2.440%, due 02/25/19[2]	80,000,000	80,002,144
2.440%, due 04/01/19[1]	181,000,000	180,276,201
1 mo. USD LIBOR - 0.070%, 2.441%, due 02/09/19[2]	145,000,000	145,000,000
1 mo. USD LIBOR - 0.065%, 2.443%, due 02/17/19[2]	85,000,000	85,000,000
3 mo. USD LIBOR - 0.340%, 2.443%, due 04/10/19[2]	165,000,000	165,000,000
1 mo. USD LIBOR - 0.065%, 2.448%, due 02/18/19[2]	53,000,000	53,000,000
SOFR + 0.065%, 2.455%, due 02/01/19[2]	64,000,000	64,000,000
1 mo. USD LIBOR - 0.045%, 2.458%, due 02/03/19[2]	109,000,000	109,000,000

Government Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
1 mo. USD LIBOR - 0.055%, 2.459%, due 02/14/19[2]	68,000,000	68,000,000
1 mo. USD LIBOR - 0.045%, 2.468%, due 02/06/19[2]	77,500,000	77,500,132
2.484%, due 04/05/19[1]	150,000,000	149,360,813
3 mo. USD LIBOR - 0.235%, 2.504%, due 03/06/19[2]	86,800,000	86,799,506
3 mo. USD LIBOR - 0.160%, 2.517%, due 02/24/19[2]	74,000,000	74,036,047
2.526%, due 07/05/19[1]	3,000,000	2,968,430
US Treasury Bills
2.227%, due 02/14/19[1]	75,000,000	74,941,175
2.230%, due 02/07/19[1]	119,000,000	118,956,859
2.238%, due 02/21/19[1]	112,000,000	111,864,200
2.262%, due 02/28/19[1]	150,000,000	149,751,825
2.412%, due 02/12/19[1]	145,000,000	144,894,996
2.433%, due 03/28/19[1]	215,000,000	214,216,594
2.463%, due 04/18/19[1]	140,000,000	139,290,667
2.474%, due 04/25/19[1]	140,000,000	139,221,944
2.492%, due 05/02/19[1]	103,000,000	102,374,790
2.513%, due 05/09/19[1]	110,000,000	109,274,588
2.746%, due 11/07/19[1]	200,000,000	195,911,875
US Treasury Notes
3 mo. Treasury money market yield + 0.033%, 2.438%, due 02/01/19[2]	274,000,000	274,008,315
3 mo. Treasury money market yield + 0.045%, 2.450%, due 02/01/19[2]	46,000,000	45,997,619
3 mo. Treasury money market yield + 0.060%, 2.465%, due 02/01/19[2]	100,000,000	100,052,999

Total US government and agency obligations (cost — $8,497,322,844)		8,497,322,844

Repurchase agreements — 44.7%
Repurchase agreement dated 01/30/19 with Barclays Bank PLC, 2.370% due 02/06/19, collateralized by $98,686,178 Government National Mortgage Association obligation, 4.500% due 10/20/48; (value — $102,000,001); proceeds: $100,046,083	100,000,000	100,000,000
Repurchase agreement dated 01/25/19 with Barclays Bank PLC, 2.400% due 02/01/19, collateralized by $476,310,360 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 02/25/46, $10,000,000 Federal National Mortgage Association obligation, 6.600% due 03/18/27 and $85,494,073 Government National Mortgage Association obligation, 4.500% due 10/20/48; (value — $102,133,678); proceeds: $100,046,667	100,000,000	100,000,000

Government Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (continued)

Repurchase agreement dated 01/31/19 with Barclays Bank PLC, 2.430% due 02/07/19, collateralized by $132,318,066 Federal Home Loan Mortgage Corp. obligations, 3.474% to 6.000% due 04/15/36 to 07/15/41, $51,158,243 Federal National Mortgage Association obligations, zero coupon to 4.194% due 10/25/32 to 02/25/59, $621,933,205 Government National Mortgage Association obligations, zero coupon to 4.500% due 11/16/40 to 08/16/55, $100 US Treasury Bond, 4.375% due 05/15/41, $100 US Treasury Inflation Index Note, 0.125% due 04/15/22 and $20,482,000 US Treasury Note, 2.500% due 01/31/24; (value — $102,404,223); proceeds: $100,047,250

	100,000,000	100,000,000
Repurchase agreement dated 01/31/19 with Barclays Bank PLC, 2.520% due 02/01/19, collateralized by $29,121,500 US Treasury Bond, 2.875% due 08/15/45 and $2,129,177,900 US Treasury Notes, 1.125% to 2.750% due 08/15/21 to 06/30/25; (value — $2,142,000,030); proceeds: $2,100,147,000	2,100,000,000	2,100,000,000

Repurchase agreement dated 01/31/19 with BNP Paribas SA, 2.590% due 02/01/19, collateralized by $208,000 Federal Farm Credit Banks, 1.300% to 4.150% due 02/01/19 to 05/01/35, $6,274,500 Federal Home Loan Mortgage Corp. obligations, zero coupon to 1.750% due 05/30/19 to 12/11/25, $431,000 Federal Home Loan Mortgage Corp. STRIP obligation, zero coupon due 07/15/32, $23,326,244 Federal National Mortgage Association obligations, zero coupon to 1.625% due 10/09/19 to 11/15/30, $13,726,400 US Treasury Bills, zero coupon due 02/14/19 to 02/28/19, $100 US Treasury Bond, 2.875% due 11/15/46, $100 US Treasury Inflation Index Bond, 3.375% due 04/15/32, $64,379,900 US Treasury Notes, 1.125% to 3.625% due 08/15/19 to 08/31/21, $267,000 US Treasury Bond Principal STRIP, zero coupon due 02/15/31 and $1,521 US Treasury Bond STRIPs, zero coupon due 05/15/19 to 11/15/44; (value — $102,000,010); proceeds: $100,007,194

	100,000,000	100,000,000
Repurchase agreement dated 01/31/19 with Fixed Income Clearing Corp., 2.550% due 02/01/19, collateralized by $451,945,000 US Treasury Bills, zero coupon due 01/30/20, $806,695,000 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 04/15/20 and $2,164,780,000 US Treasury Notes, 1.000% to 3.375% due 09/30/19 to 05/31/25; (value — $3,457,809,778); proceeds: $3,390,240,125	3,390,000,000	3,390,000,000

Government Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/28/19 with MUFG Securities Americas Inc., 2.470% due 03/07/19, collateralized by $263,580,955 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 07/15/28 to 10/15/48, $2,000,000 Federal Home Loan Mortgage Corp. STRIP obligation, 3.000% due 08/15/42, $359,950,194 Federal National Mortgage Association obligations, 2.000% to 5.500% due 10/25/25 to 12/25/57 and $7,518,186 Government National Mortgage Association obligations, 3.000% to 4.000% due 03/20/41 to 11/20/48; (value — $510,000,001); proceeds: $501,303,611[3,4]	500,000,000	500,000,000
Repurchase agreement dated 01/29/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.400% due 02/05/19, collateralized by $68,875,930 Federal Home Loan Mortgage Corp. obligation, 3.500% due 04/01/48, $445,421,309 Federal Home Loan Mortgage Corp. STRIPs obligations, 2.699% to 6.000% due 02/01/35 to 07/15/48 and $354,698,192 Federal National Mortgage Association obligations, 3.294% to 10.000% due 03/25/19 to 06/01/46; (value — $153,000,000); proceeds: $150,070,000	150,000,000	150,000,000
Repurchase agreement dated 01/31/19 with Toronto-Dominion Bank, 2.560% due 02/01/19, collateralized by $154,207,011 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.500% due 03/01/19 to 01/01/49 and $298,252,391 Federal National Mortgage Association obligations, 2.000% to 6.000% due 11/01/19 to 01/01/49; (value — $204,000,000); proceeds: $200,014,222	200,000,000	200,000,000

Total repurchase agreements (cost — $6,740,000,000)		6,740,000,000

Total investments (cost — $15,237,322,844 which approximates cost for federal income tax purposes) — 101.1%		15,237,322,844
Liabilities in excess of other assets — (1.1)%		(163,406,854)

Net assets — 100.0%		$15,073,915,990

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to end of the last Fund.

Government Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	8,497,322,844	—	8,497,322,844
Repurchase agreements	—	6,740,000,000	—	6,740,000,000
Total	—	15,237,322,844	—	15,237,322,844

At January 31, 2019, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 22 days.

Portfolio footnotes

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
3	Illiquid investment at period end. Illiquid assets, in the amount of $500,000,000, represented 3.3% of the Fund’s net assets at period end.
4

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.19%). The interest rate shown is the current rate as of January 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2019.

Treasury Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations — 43.6%
US Treasury Bills
2.227%, due 02/14/19[1]	87,500,000	87,431,371
2.238%, due 02/21/19[1]	130,000,000	129,842,375
2.275%, due 02/07/19[1]	318,000,000	317,880,311
2.297%, due 02/28/19[1]	255,000,000	254,573,353
2.401%, due 03/28/19[1]	370,000,000	368,659,604
2.412%, due 02/12/19[1]	185,000,000	184,866,029
2.413%, due 03/26/19[1]	100,000,000	99,650,863
2.416%, due 04/04/19[1]	1,300,000	1,294,698
2.427%, due 03/12/19[1]	200,000,000	199,483,239
2.432%, due 02/19/19[1]	200,000,000	199,761,000
2.435%, due 04/11/19[1]	340,000,000	338,442,422
2.450%, due 04/18/19[1]	260,000,000	258,687,522
2.452%, due 05/23/19[1]	192,000,000	190,581,272
2.454%, due 05/16/19[1]	164,000,000	162,862,933
2.458%, due 03/05/19[1]	190,000,000	189,592,133
2.459%, due 04/25/19[1]	295,000,000	293,369,707
2.492%, due 05/02/19[1]	130,000,000	129,210,900
2.513%, due 05/09/19[1]	140,000,000	139,076,749
2.746%, due 11/07/19[1]	250,000,000	244,889,844
US Treasury Notes
0.875%, due 05/15/19	100,000,000	99,555,475
1.125%, due 05/31/19	90,000,000	89,609,326
1.250%, due 05/31/19	100,000,000	99,597,795
1.500%, due 03/31/19	150,000,000	149,778,706
1.500%, due 11/30/19	256,000,000	253,413,218
3 mo. Treasury money market yield, 2.405%, due 02/01/19[2]	650,000,000	649,865,417
3 mo. Treasury money market yield + 0.033%, 2.438%, due 02/01/19[2]	326,000,000	326,010,104
3 mo. Treasury money market yield + 0.043%, 2.448%, due 02/01/19[2]	250,000,000	250,001,120
3 mo. Treasury money market yield + 0.045%, 2.450%, due 02/01/19[2]	54,000,000	53,997,205
3 mo. Treasury money market yield + 0.048%, 2.453%, due 02/01/19[2]	650,000,000	650,028,986
3 mo. Treasury money market yield + 0.060%, 2.465%, due 02/01/19[2]	580,000,000	580,107,625

Treasury Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations — (concluded)
3 mo. Treasury money market yield + 0.070%, 2.475%, due 02/01/19[2]	100,000,000	100,006,746

Total US government obligations (cost — $7,092,128,048)		7,092,128,048

Repurchase agreements — 56.4%
Repurchase agreement dated 01/25/19 with Barclays Bank PLC, 2.390% due 02/01/19, collateralized by $476,850,000 US Treasury Bond, 3.375% due 11/15/48; (value — $510,000,072); proceeds: $500,232,361	500,000,000	500,000,000
Repurchase agreement dated 01/28/19 with Barclays Bank PLC, 2.380% due 02/04/19, collateralized by $700,667,800 US Treasury Notes, 2.750% to 2.875% due 10/15/21 to 05/15/28; (value — $714,000,078); proceeds: $700,323,944	700,000,000	700,000,000
Repurchase agreement dated 01/29/19 with Barclays Bank PLC, 2.380% due 02/05/19, collateralized by $306,189,900 US Treasury Note, 2.500% due 01/31/21; (value — $306,000,062); proceeds: $300,138,833	300,000,000	300,000,000
Repurchase agreement dated 01/30/19 with Barclays Bank PLC, 2.360% due 02/06/19, collateralized by $204,126,600 US Treasury Note, 2.500% due 01/31/21; (value — $204,000,042); proceeds: $200,091,778	200,000,000	200,000,000
Repurchase agreement dated 01/31/19 with Barclays Bank PLC, 2.420% due 02/07/19, collateralized by $102,027,600 US Treasury Note, 2.500% due 01/31/24; (value — $102,000,053); proceeds: $100,047,056	100,000,000	100,000,000
Repurchase agreement dated 01/31/19 with Barclays Bank PLC, 2.520% due 02/01/19, collateralized by $406,987,300 US Treasury Notes, 2.500% to 2.625% due 01/31/21 to 01/31/26; (value — $408,000,027); proceeds: $400,028,000	400,000,000	400,000,000

Repurchase agreement dated 01/31/19 with BNP Paribas SA, 2.580% due 02/01/19, collateralized by $53,800 US Treasury Bills, zero coupon due 03/28/19 to 01/02/20, $183,256,600 US Treasury Bonds, 2.875% to 8.750% due 05/15/20 to 11/15/46, $2,835,000 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $208,144,000 US Treasury Inflation Index Notes, 0.125% due 01/15/22 to 04/15/22, $613,811,400 US Treasury Notes, 1.250% to 2.625% due 04/30/20 to 08/15/27, $5,799,600 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/23 to 02/15/46 and $3,334,829 US Treasury Bonds STRIPs, zero coupon due 05/15/19 to 11/15/45; (value — $1,020,000,003); proceeds: $1,000,071,667

	1,000,000,000	1,000,000,000

Treasury Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (continued)
Repurchase agreement dated 01/31/19 with Fixed Income Clearing Corp., 2.550% due 02/01/19, collateralized by $623,055,000 US Treasury Bills, zero coupon due 05/02/19 to 01/30/20, $620,405,000 US Treasury Inflation Index Note, 0.125% due 04/15/19 and $1,723,005,000 US Treasury Notes, 0.750% to 2.750% due 08/15/19 to 01/31/21; (value — $2,988,607,142); proceeds: $2,930,207,542	2,930,000,000	2,930,000,000
Repurchase agreement dated 01/29/19 with Goldman Sachs & Co., 2.360% due 02/05/19, collateralized by $309,681,700 US Treasury Inflation Index Note, 0.500% due 01/15/28; (value — $306,000,048); proceeds: $300,137,667	300,000,000	300,000,000
Repurchase agreement dated 01/29/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.380% due 02/05/19, collateralized by $228,993,300 US Treasury Note, 2.625% due 08/15/20 and $374,885,240 US Treasury Bonds STRIP, zero coupon due 02/15/36; (value — $459,000,000); proceeds: $450,208,250	450,000,000	450,000,000

Repurchase agreement dated 01/31/19 with Mizuho Securities USA LLC, 2.540% due 02/01/19, collateralized by $52,593,500 US Treasury Bills, zero coupon due 02/05/19 to 10/10/19, $86,184,100 US Treasury Bonds, 2.500% to 8.500% due 02/15/20 to 11/15/48, $6,197,900 US Treasury Inflation Index Bonds, 0.625% to 3.625% due 01/15/27 to 02/15/46, $12,459,800 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/29, $441,362,700 US Treasury Notes, 0.750% to 3.625% due 02/15/19 to 11/15/28, $2,312,000 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/20 to 11/15/40 and $3,335,715 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 11/15/40; (value — $612,000,070); proceeds: $600,042,333

	600,000,000	600,000,000
Repurchase agreement dated 01/25/19 with MUFG Securities Americas Inc., 2.370% due 02/01/19, collateralized by $60,386,900 US Treasury Bills, zero coupon due 02/14/19 to 07/05/19, $206,086,200 US Treasury Bonds, 2.750% to 7.125% due 02/15/23 to 08/15/47, $100 US Treasury Inflation Index Bond, 0.750% due 02/15/45, $66,245,400 US Treasury Inflation Index Notes, 0.250% to 0.625% due 04/15/23 to 01/15/28 and $449,062,100 US Treasury Notes, 0.875% to 3.500% due 05/15/19 to 08/15/26; (value — $816,000,092); proceeds: $800,368,667	800,000,000	800,000,000
Repurchase agreement dated 01/29/19 with MUFG Securities Americas Inc., 2.360% due 02/05/19, collateralized by $959,100 US Treasury Bonds, 2.500% to 4.250% due 05/15/39 to 02/15/46, $64,300 US Treasury Inflation Index Bond, 0.750% due 02/15/45, $54,817,200 US Treasury Inflation Index Notes, 0.125% to 0.625% due 04/15/19 to 04/15/23 and $245,501,800 US Treasury Notes, 1.125% to 2.875% due 04/30/20 to 11/30/25; (value — $306,000,080); proceeds: $300,137,667	300,000,000	300,000,000

Treasury Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/31/19 with MUFG Securities Americas Inc., 2.500% due 02/01/19, collateralized by $60,200,300 US Treasury Bonds, 2.750% to 4.250% due 05/15/39 to 11/15/45, $83,104,200 US Treasury Inflation Index Bonds, 0.750% to 3.875% due 04/15/29 to 02/15/45, $112,534,500 US Treasury Inflation Index Notes, 0.125% to 0.625% due 04/15/20 to 04/15/23 and $294,535,200 US Treasury Notes, 1.125% to 3.500% due 02/15/20 to 12/31/25; (value — $612,000,058); proceeds: $600,041,667	600,000,000	600,000,000

Total repurchase agreements (cost — $9,180,000,000)		9,180,000,000

Total investments (cost — $16,272,128,048 which approximates cost for federal income tax purposes) — 100.0%		16,272,128,048
Other assets in excess of liabilities — 0.0%†		5,950,898

Net assets — 100.0%		$16,278,078,946

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	7,092,128,048	—	7,092,128,048
Repurchase agreements	—	9,180,000,000	—	9,180,000,000
Total	—	16,272,128,048	—	16,272,128,048

At January 31, 2019, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 25 days.

Portfolio footnotes

†	Amount represents less than 0.05%.
1	Rate shown is the discount rate at the date of purchase unless otherwise noted.
2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Prime CNAV Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Time deposits — 5.1%
Banking-non-US — 5.1%
ABN AMRO Bank NV
2.380%, due 02/01/19	50,000,000	50,000,000
BNP Paribas SA
2.380%, due 02/01/19	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank
2.360%, due 02/01/19	37,000,000	37,000,000
Mizuho Corporate Bank Ltd.
2.410%, due 02/01/19	50,000,000	50,000,000
Natixis
2.360%, due 02/01/19	50,000,000	50,000,000

Total time deposits (cost — $212,000,000)		212,000,000

Certificates of deposit — 16.2%
Banking-non-US — 15.8%
Bank of Montreal
3 mo. USD LIBOR + 0.070%, 2.611%, due 02/01/19[1]	11,000,000	11,000,000
2.780%, due 06/06/19	14,500,000	14,500,000
SOFR + 0.440%, 2.830%, due 02/01/19[1]	15,000,000	15,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.260%, 2.773%, due 02/07/19[1]	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.200%, 2.741%, due 02/01/19[1]	16,000,000	16,005,371
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.220%, 2.726%, due 02/19/19[1]	14,000,000	14,000,000
3 mo. USD LIBOR + 0.200%, 2.976%, due 03/12/19[1]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank
2.400%, due 02/01/19	50,000,000	50,000,000
DZ Bank AG
2.720%, due 02/28/19	5,000,000	5,000,000
Industrial & Commercial Bank of China Ltd.
2.610%, due 02/13/19	5,000,000	5,000,000
Mizuho Bank Ltd.
2.620%, due 03/05/19	17,000,000	17,000,000
2.660%, due 02/05/19	30,000,000	30,000,000
2.750%, due 03/05/19	15,000,000	15,000,000

Prime CNAV Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (continued)
Banking-non-US — (continued)
MUFG Bank Ltd.
2.600%, due 02/01/19	35,000,000	35,000,000
2.650%, due 02/05/19	35,000,000	35,000,000
Nordea Bank AB
1 mo. USD LIBOR + 0.170%, 2.684%, due 02/13/19[1]	17,000,000	17,000,000
3 mo. USD LIBOR + 0.010%, 2.789%, due 04/16/19[1]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.200%, 2.988%, due 03/15/19[1]	13,000,000	13,000,000
Norinchukin Bank Ltd.
2.390%, due 02/06/19	45,000,000	45,000,000
2.500%, due 02/15/19	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd.
2.700%, due 02/27/19	35,000,000	35,000,000
3 mo. USD LIBOR, 2.736%, due 05/01/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.250%, 2.753%, due 02/03/19[1]	15,000,000	15,000,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.080%, 2.877%, due 04/02/19[1]	13,000,000	13,000,000
Skandinaviska Enskilda Banken AB
1 mo. USD LIBOR + 0.220%, 2.741%, due 02/08/19[1]	13,000,000	13,000,000
1 mo. USD LIBOR + 0.230%, 2.744%, due 02/14/19[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.020%, 2.785%, due 04/29/19[1]	20,000,000	20,000,000
3 mo. USD LIBOR + 0.070%, 2.869%, due 04/11/19[1]	20,000,000	20,000,000
Societe Generale S.A.
3 mo. USD LIBOR + 0.070%, 2.867%, due 04/15/19[1]	30,000,000	30,000,000
Svenska Handelsbanken
2.460%, due 03/11/19	15,300,000	15,300,000
1 mo. USD LIBOR + 0.170%, 2.676%, due 02/20/19[1]	16,000,000	16,000,000
1 mo. USD LIBOR + 0.240%, 2.742%, due 02/26/19[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.340%, 2.846%, due 02/21/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.380%, 2.894%, due 02/12/19[1]	15,000,000	15,000,000

Prime CNAV Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-non-US — (concluded)
3 mo. USD LIBOR + 0.140%, 2.937%, due 04/15/19[1]	12,000,000	12,000,000

		654,805,371

Banking-US — 0.4%
Citibank New York N.A.
2.840%, due 04/10/19	18,000,000	18,000,000

Total certificates of deposit (cost — $672,805,371)		672,805,371

Commercial paper[2] — 51.7%
Asset backed-miscellaneous — 29.4%
Albion Capital Corp.
2.560%, due 02/07/19	10,000,000	9,995,733
Antalis S.A.
2.560%, due 02/28/19	9,500,000	9,481,760
2.600%, due 02/04/19	25,000,000	24,994,583
2.610%, due 02/08/19	11,000,000	10,994,418
2.700%, due 02/07/19	19,000,000	18,991,450
2.780%, due 04/10/19	16,000,000	15,915,982
2.850%, due 03/13/19	8,000,000	7,974,667
Atlantic Asset Securitization LLC
2.420%, due 02/01/19	110,000,000	110,000,000
2.430%, due 02/06/19	10,000,000	9,996,625
2.820%, due 04/08/19	11,000,000	10,943,130
2.850%, due 03/21/19	28,000,000	27,893,600
Barton Capital Corp.
2.400%, due 02/01/19	30,000,000	30,000,000
2.670%, due 02/04/19	10,000,000	9,997,775
2.680%, due 02/15/19	25,000,000	24,973,944
2.830%, due 03/11/19	25,000,000	24,925,319
CAFCO LLC
2.800%, due 04/05/19	21,000,000	20,897,100
2.810%, due 03/11/19	15,100,000	15,055,212
2.820%, due 03/11/19	16,000,000	15,952,373
2.820%, due 03/18/19	24,000,000	23,915,400
Charta LLC
2.650%, due 02/15/19	15,000,000	14,984,542
2.780%, due 04/09/19	10,000,000	9,948,261
2.830%, due 03/19/19	12,500,000	12,454,799
Fairway Finance Corp.

Prime CNAV Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (continued)
1 mo. USD LIBOR + 0.260%, 2.779%, due 02/11/19[1]	13,000,000	13,000,000
2.820%, due 03/18/19	10,000,000	9,964,750
Gotham Funding Corp.
2.600%, due 03/11/19	14,700,000	14,659,657
2.820%, due 04/04/19	21,000,000	20,898,010
Liberty Street Funding LLC
2.670%, due 03/01/19	19,000,000	18,960,543
2.690%, due 03/08/19	15,000,000	14,960,771
2.780%, due 04/12/19	29,000,000	28,843,239
2.800%, due 05/07/19	18,000,000	17,867,000
2.820%, due 05/06/19	22,000,000	21,838,007
LMA Americas LLC
2.550%, due 02/05/19	2,000,000	1,999,433
2.550%, due 02/08/19	20,000,000	19,990,083
2.750%, due 05/14/19	25,000,000	24,805,208
2.770%, due 03/21/19	16,000,000	15,940,907
2.820%, due 06/07/19	11,000,000	10,891,430
2.830%, due 06/10/19	11,000,000	10,888,451
2.900%, due 04/09/19	19,000,000	18,897,453
Manhattan Asset Funding Co. LLC
2.460%, due 02/11/19	40,500,000	40,472,325
2.620%, due 03/08/19	10,000,000	9,974,528
2.620%, due 03/14/19	30,000,000	29,910,483
2.800%, due 03/07/19	36,319,000	36,222,956
Nieuw Amsterdam Receivables Corp.
2.500%, due 02/07/19	2,500,000	2,498,958
Old Line Funding LLC
1 mo. USD LIBOR + 0.230%, 2.749%, due 03/07/19[1]	23,000,000	23,000,000
2.810%, due 03/19/19	17,500,000	17,437,165
2.830%, due 04/22/19	20,000,000	19,874,222
2.840%, due 04/22/19	30,000,000	29,810,667
1 mo. USD LIBOR + 0.330%, 2.841%, due 02/11/19[1]	8,000,000	8,000,000
1 mo. USD LIBOR + 0.330%, 2.843%, due 02/07/19[1]	15,000,000	15,000,000
Regency Markets No. 1 LLC
2.540%, due 02/06/19	21,000,000	20,992,592
2.550%, due 02/06/19	7,302,000	7,299,414
2.550%, due 02/08/19	24,000,000	23,988,100
Sheffield Receivables Corp.
2.630%, due 02/15/19	12,000,000	11,987,727

Prime CNAV Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous — (concluded)
2.680%, due 02/26/19	8,000,000	7,985,111
2.680%, due 02/27/19	20,000,000	19,961,289
Starbird Funding Corp.
2.620%, due 02/04/19	30,000,000	29,993,450
Thunder Bay Funding LLC
1 mo. USD LIBOR + 0.300%, 2.820%, due 02/04/19[1]	13,000,000	13,000,000
2.820%, due 03/05/19	35,000,000	34,912,267
1 mo. USD LIBOR + 0.340%, 2.859%, due 02/25/19[1]	25,000,000	25,000,000
2.910%, due 05/10/19	17,000,000	16,865,332
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.220%, 2.723%, due 02/19/19[1]	23,000,000	23,000,000
1 mo. USD LIBOR + 0.220%, 2.739%, due 02/08/19[1]	15,000,000	15,000,000
Victory Receivables Corp.
2.820%, due 03/11/19	15,000,000	14,955,350

		1,221,833,551

Banking-non-US — 14.9%
ANZ New Zealand International Ltd.
2.720%, due 03/11/19	10,000,000	9,971,289
1 mo. USD LIBOR + 0.320%, 2.839%, due 02/25/19[1]	16,000,000	16,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.310%, 2.823%, due 02/07/19[1]	15,000,000	15,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.270%, 2.783%, due 02/08/19[1]	19,000,000	19,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.300%, 2.811%, due 02/04/19[1]	20,000,000	20,000,000
Banque et Caisse d’Epargne de L’Etat
2.645%, due 06/07/19	26,000,000	25,759,305
Barclays Bank PLC
1 mo. USD LIBOR + 0.310%, 2.813%, due 02/01/19[1,3]	34,000,000	34,000,000
3 mo. USD LIBOR + 0.340%, 2.932%, due 02/01/19[1,3]	18,000,000	18,000,000
Canadian Imperial Bank of Commerce
1 mo. USD LIBOR + 0.270%, 2.783%, due 02/07/19[1]	12,000,000	12,000,000

Prime CNAV Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Banking-non-US — (concluded)
China Construction Bank Corp.
2.540%, due 02/19/19	10,000,000	9,987,300
2.540%, due 03/01/19	37,000,000	36,926,904
DBS Bank Ltd.
2.500%, due 03/04/19	37,000,000	36,920,347
2.750%, due 04/01/19	13,000,000	12,941,410
DnB NOR Bank ASA
2.650%, due 04/17/19	25,000,000	24,861,979
Federation Des Caisses
2.390%, due 02/01/19	44,000,000	44,000,000
Industrial & Commercial Bank of China Ltd.
2.550%, due 02/15/19	25,000,000	24,975,208
2.600%, due 02/01/19	20,000,000	20,000,000
Mitsubishi UFJ Trust & Banking Corp.
2.810%, due 04/04/19	38,000,000	37,816,101
MUFG Bank Ltd.
2.390%, due 02/01/19	15,000,000	15,000,000
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.230%, 2.739%, due 02/15/19[1]	14,000,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.260%, 2.774%, due 02/13/19[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.260%, 2.774%, due 02/14/19[1]	15,000,000	15,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.320%, 2.840%, due 02/04/19[1]	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
2.730%, due 04/10/19	25,000,000	24,871,083
Sumitomo Mitsui Trust Bank Ltd.
2.450%, due 02/28/19	25,000,000	24,954,063
2.760%, due 03/06/19	20,000,000	19,949,400
2.800%, due 04/12/19	26,000,000	25,858,445
2.830%, due 03/15/19	15,000,000	14,950,475
Westpac Securities New Zealand Ltd.
3 mo. USD LIBOR + 0.120%, 2.811%, due 02/28/19[1]	16,000,000	16,000,000

		618,743,309

Banking-US — 0.4%
JP Morgan Securities LLC
2.870%, due 07/08/19	19,000,000	18,762,188

Prime CNAV Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Energy-integrated — 3.5%
Chevron Corp.
2.450%, due 04/02/19	70,000,000	69,714,167
Sinopec Century Bright Capital Investment Ltd.
2.550%, due 02/04/19	20,000,000	19,995,750
2.550%, due 02/08/19	54,000,000	53,973,225

		143,683,142

Finance-other — 3.5%
CNPC Finance HK Ltd.
2.740%, due 02/05/19	10,000,000	9,996,956
2.740%, due 02/07/19	60,000,000	59,972,600
2.750%, due 02/06/19	43,000,000	42,983,576
2.870%, due 02/06/19	5,000,000	4,998,007
Collateralized Commercial Paper Co. LLC
1 mo. USD LIBOR + 0.280%, 2.793%, due 02/07/19[1]	13,000,000	13,000,000
3 mo. USD LIBOR + 0.120%, 2.942%, due 03/25/19[1]	13,000,000	13,000,000

		143,951,139

Total commercial paper (cost — $2,146,973,329)		2,146,973,329

Repurchase agreements — 27.4%
Repurchase agreement dated 01/31/19 with Barclays Bank PLC, 2.520% due 02/01/19, collateralized by $11,835,500 US Treasury Bond, 3.375% due 11/15/48 and $485,927,800 US Treasury Note, 2.750% due 02/15/24; (value — $510,000,086); proceeds: $500,035,000	500,000,000	500,000,000
Repurchase agreement dated 01/29/19 with BNP Paribas SA, 2.540% due 02/05/19, collateralized by $37,191,284 various asset-backed convertible bonds, 8.125% to 11.000% due 10/16/20 to 02/01/27; (value — $37,800,828); proceeds: $35,017,286	35,000,000	35,000,000
Repurchase agreement dated 01/31/19 with BNP Paribas SA, 2.570% due 02/01/19, collateralized by $23,222,383 various asset-backed convertible bonds, 1.700% to 6.500% due 07/19/19 to 01/27/25; (value — $16,200,000); proceeds: $15,001,071	15,000,000	15,000,000
Repurchase agreement dated 01/31/19 with Fixed Income Clearing Corp., 2.550% due 02/01/19, collateralized by $459,575,000 US Treasury Note, 2.500% due 01/31/21; (value — $459,000,531); proceeds: $450,031,875	450,000,000	450,000,000

Prime CNAV Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/31/19 with Goldman Sachs & Co., 2.510% due 02/01/19, collateralized by $2,000,000 Federal Farm Credit Bank obligation, 2.640% due 12/01/26, $125,150,400 US Treasury Note, 2.000% due 08/31/21, $62,000 US Treasury Note Principal STRIP, zero coupon due 08/15/20; (value — $126,582,020); proceeds: $124,108,653	124,100,000	124,100,000
Repurchase agreement dated 01/02/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.960% due 03/07/19, collateralized by $136,701 equity security; (value — $16,050,064); proceeds: $15,078,933[3,4]	15,000,000	15,000,000

Total repurchase agreements (cost — $1,139,100,000)		1,139,100,000

Total investments (cost — $4,170,878,700 which approximates cost for federal income tax purposes) — 100.4%		4,170,878,700
Liabilities in excess of other assets — (0.4)%		(16,593,144)

Net assets — 100.0%		$4,154,285,556

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Time deposits	—	212,000,000	—	212,000,000
Certificates of deposit	—	672,805,371	—	672,805,371
Commercial paper	—	2,146,973,329	—	2,146,973,329
Repurchase agreements	—	1,139,100,000	—	1,139,100,000
Total	—	4,170,878,700	—	4,170,878,700

At January 31, 2019, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 22 days.

Prime CNAV Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rate shown is the discount rate at the date of purchase unless otherwise noted.
3	Illiquid investment at period end. Illiquid assets, in the amount of $67,000,000, represented 1.6% of the Fund’s net assets at period end.
4

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of January 31, 2019 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2019.

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 90.7%
Alabama — 1.5%
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project),
Series A,
1.490%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project),
Series D,
1.490%, VRD[1]	9,900,000	9,900,000

		34,900,000

Alaska — 0.3%
Alaska International Airports Revenue Refunding (System),
Series A,
1.390%, VRD	7,345,000	7,345,000

Arizona — 0.4%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West),
Series A,
1.500%, VRD	9,750,000	9,750,000

California — 0.3%
County of Los Angeles Tax And Revenue Anticipation Notes
4.000%, due 06/28/19	7,500,000	7,572,869

Colorado — 2.3%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes,
Series A,
5.000%, due 06/27/19	10,000,000	10,135,474
Colorado State General Fund Tax And Revenue Anticipation Notes
4.000%, due 06/26/19	18,000,000	18,169,214
Denver City & County Certificates of Participation Refunding,
Series A1,
1.650%, VRD	8,900,000	8,900,000
Series A2,
1.650%, VRD	5,000,000	5,000,000
Series A3,
1.650%, VRD	13,100,000	13,100,000

		55,304,688

District of Columbia — 1.0%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien),
Subseries B-2,
1.430%, VRD	11,000,000	11,000,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
District of Columbia — (concluded)
Metropolitan Washington, D.C. Airport Authority Airport System Revenue,
Subseries D-2,
1.560%, VRD	12,500,000	12,500,000

		23,500,000

Florida — 4.3%
Florida Municipal Power Agency Revenue (All Requirements Supply),
Series C,
1.600%, VRD	44,615,000	44,615,000
JEA Water & Sewer System Revenue,
Subseries A-1,
1.610%, VRD	22,870,000	22,870,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project),
Series B,
1.380%, VRD	34,535,000	34,535,000

		102,020,000

Georgia — 2.2%
Cobb County School District General Obligation Anticipation Notes
3.000%, due 12/18/19	10,000,000	10,114,981
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
1.350%, VRD	29,725,000	29,725,000
Series B-2,
1.470%, VRD	13,425,000	13,425,000

		53,264,981

Illinois — 8.4%
Chicago O’Hare International Revenue (Third Lien),
Series C,
1.410%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project)
1.320%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project)
1.430%, VRD	21,700,000	21,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare),
Series D,
1.480%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project)
1.500%, VRD	10,700,000	10,700,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Finance Authority Revenue (Northwestern Community Hospital),
Series B,
1.440%, VRD	26,610,000	26,610,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project)
1.430%, VRD	7,060,000	7,060,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center),
Series E-1,
VRD 1.630%	33,845,000	33,845,000
Series E-2,
1.600%, VRD	4,700,000	4,700,000
Illinois Finance Authority Revenue (University of Chicago),
Series B,
1.420%, VRD	18,500,000	18,500,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.),
Series G,
1.430%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago),
Series C,
1.420%, VRD	34,760,000	34,760,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B,
1.430%, VRD	5,000,000	5,000,000
Series A-2D,
1.430%, VRD	5,000,000	5,000,000

		200,375,000

Indiana — 8.5%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-5,
1.650%, VRD	32,905,000	32,905,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A,
1.450%, VRD	27,050,000	27,050,000
Series C,
1.370%, VRD	33,055,000	33,055,000
Series D,
1.420%, VRD	15,440,000	15,440,000
Indiana Finance Authority Hospital Revenue (Indiana University Obligated Group),
Series B,
1.430%, VRD	1,450,000	1,450,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series B,
1.610%, VRD	14,885,000	14,885,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — (concluded)
Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
1.400%, VRD	69,130,000	69,130,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured)
1.490%, VRD	7,500,000	7,500,000

		201,415,000

Maryland — 2.9%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute),
Series A,
1.470%, VRD	31,185,000	31,185,000
Montgomery County Consolidated Public (Improvement Bond), GO Bonds,
Series E,
1.630%, VRD	28,675,000	28,675,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured),
Series A,
1.400%, VRD	8,390,000	8,390,000

		68,250,000

Massachusetts — 2.1%
Commonwealth of Massachusetts General Obligation Anticipation Notes,
Series A,
4.000%, due 04/25/19	10,000,000	10,050,567
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems),
Series F3,
1.420%, VRD	35,600,000	35,600,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien),
Series A-1,
1.450%, VRD	5,255,000	5,255,000

		50,905,567

Michigan — 1.0%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project)
1.600%, VRD	22,600,000	22,600,000

Minnesota — 0.8%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program),
Series B,
1.410%, VRD	2,100,000	2,100,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Minnesota — (concluded)
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A,
1.410%, VRD	17,000,000	17,000,000
Series B,
1.410%, VRD	570,000	570,000

		19,670,000

Mississippi — 4.0%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
1.600%, VRD	32,570,000	32,570,000
Series B,
1.430%, VRD	2,400,000	2,400,000
Series C,
1.600%, VRD	25,750,000	25,750,000
Series D,
1.370%, VRD	1,525,000	1,525,000
Series D,
1.600%, VRD	8,050,000	8,050,000
Series G,
1.600%, VRD	24,040,000	24,040,000

		94,335,000

Missouri — 2.1%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-3,
1.410%, VRD	10,000,000	10,000,000
Series C-5,
1.450%, VRD	4,925,000	4,925,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University),
Series B-1,
1.650%, VRD	4,440,000	4,440,000
Series B-2,
1.630%, VRD	8,010,000	8,010,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series C,
1.630%, VRD	10,300,000	10,300,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — (concluded)
St. Charles County Public Water Supply District No. 2 Refunding,
Series A,
1.420%, VRD	13,175,000	13,175,000

		50,850,000

Nebraska — 1.4%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children),
Series A,
1.640%, VRD	29,145,000	29,145,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (BryanLGH Medical Center),
Series B-1,
1.610%, VRD	3,440,000	3,440,000

		32,585,000

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
1.400%, VRD	1,100,000	1,100,000

New Jersey — 0.2%
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series D,
1.350%, VRD	3,700,000	3,700,000

New York — 24.7%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College),
Series A,
1.350%, VRD	3,130,000	3,130,000
Metropolitan Transportation Authority New York Dedicated Tax Fund,
Subseries B-1,
1.430%, VRD	12,000,000	12,000,000
Subseries E-1,
1.630%, VRD	23,960,000	23,960,000
Subseries E-3,
1.590%, VRD	10,605,000	10,605,000
Subseries E-4,
1.430%, VRD	4,000,000	4,000,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured),
Series A,
1.390%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
1.390%, VRD	18,150,000	18,150,000
Series BB-2,
1.600%, VRD	6,715,000	6,715,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
Series BB-5,
1.650%, VRD	7,755,000	7,755,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A,
1.620%, VRD	76,595,000	76,595,000
Series DD-2,
1.630%, VRD	8,100,000	8,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C,
1.430%, VRD	21,690,000	21,690,000
Subseries A-4,
1.620%, VRD	40,830,000	40,830,000
Subseries C-6,
1.420%, VRD	4,000,000	4,000,000
Subseries D-4,
1.650%, VRD	37,750,000	37,750,000
Subseries E-4,
1.630%, VRD	12,000,000	12,000,000
New York City,
Subseries B-3,
1.470%, VRD	11,300,000	11,300,000
Subseries F-3,
Series F, 1.600%, VRD	12,700,000	12,700,000
Subseries L-4,
1.630%, VRD	45,730,000	45,730,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
1.470%, VRD	58,445,000	58,445,000
Series A-2,
1.420%, VRD	14,375,000	14,375,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal),
Series A,
1.390%, VRD	3,600,000	3,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series D,
1.420%, VRD	1,815,000	1,815,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series B,
1.630%, VRD	1,705,000	1,705,000
New York State Housing Finance Agency Revenue (Dock Street),
Series A,
1.450%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street),
Series A,
1.450%, VRD	1,800,000	1,800,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Urban Development Corp. Revenue Refunding (Service Contract),
Series A-5,
1.470%, VRD	4,410,000	4,410,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University),
Series A,
1.350%, VRD	2,750,000	2,750,000
Triborough Bridge & Tunnel Authority Revenue (General),
Series 2005B-4C,
1.630%, VRD	3,500,000	3,500,000
Series C,
1.590%, VRD	45,515,000	45,515,000
Series C,
1.620%, VRD	22,275,000	22,275,000
Subseries B-2,
1.590%, VRD	1,350,000	1,350,000
Subseries B-3,
1.630%, VRD	27,485,000	27,485,000

		588,710,000

North Carolina — 0.3%
Raleigh Durham Airport Authority Airport Revenue (Carolinas Healthcare),
Series C,
1.400%, VRD	7,885,000	7,885,000

Ohio — 1.6%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
Series CA,
1.460%, VRD	1,450,000	1,450,000
Middletown Hospital Facilities Revenue (Atrium Medical Center),
Series B,
1.450%, VRD	23,675,000	23,675,000
Ohio (Common Schools),
Series A,
1.400%, VRD	2,450,000	2,450,000
Series B,
1.400%, VRD	1,270,000	1,270,000
Series D,
1.400%, VRD	8,595,000	8,595,000

		37,440,000

Oregon — 0.1%
Oregon Health & Science University Revenue,
Series C,
1.610%, VRD	2,065,000	2,065,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — 2.3%
Allegheny County Industrial Development Authority Revenue (Education Center Watson)
1.430%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship)
1.430%, VRD	14,045,000	14,045,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University),
Second Series,
1.420%, VRD	3,100,000	3,100,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-3,
1.430%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project),
Series B,
1.430%, VRD	20,065,000	20,065,000

		55,710,000

Rhode Island — 0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology)
1.420%, VRD	1,100,000	1,100,000

South Carolina — 0.9%
Charleston County School District General Obligation,
Series B,
5.000%, due 05/15/19	10,000,000	10,091,540
Richland County General Obligation Unlimited Notes
3.000%, due 02/27/19	10,000,000	10,008,667

		20,100,207

Tennessee — 2.2%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project),
Series A,
1.530%, VRD	5,580,000	5,580,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool)
1.620%, VRD	33,700,000	33,700,000
1.630%, VRD	13,100,000	13,100,000

		52,380,000

Texas — 9.7%
Austin Water & Wastewater Systems Revenue Refunding
1.440%, VRD	7,695,000	7,695,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Subseries C-1,
1.650%, VRD	38,205,000	38,205,000
Subseries C-2,
1.650%, VRD	39,770,000	39,770,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-2,
1.650%, VRD	19,595,000	19,595,000
Harris County Hospital District Revenue Refunding (Senior Lien)
1.460%, VRD	1,860,000	1,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
1.600%, VRD	2,850,000	2,850,000
Texas State, Veteran Bonds
1.470%, VRD	24,845,000	24,845,000
Texas State, Veteran Notes
4.000%, due 08/29/19	33,000,000	33,400,818
University of Texas Permanent University Fund System,
Series A,
1.420%, VRD	1,200,000	1,200,000
University of Texas University Revenues (Financing Systems),
Series B,
1.420%, VRD	11,330,000	11,330,000
Series B,
1.420%, VRD	4,300,000	4,300,000
University of Texas University Revenues Refunding (Financing System),
Series B,
1.420%, VRD	46,460,000	46,460,000

		231,510,818

Utah — 1.8%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
1.650%, VRD	25,595,000	25,595,000
Series D,
1.600%, VRD	17,065,000	17,065,000

		42,660,000

Virginia — 2.0%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
1.380%, VRD	29,885,000	29,885,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Virginia — (concluded)
Series D,
1.390%, VRD	18,055,000	18,055,000

		47,940,000

Washington — 0.1%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace)
1.500%, VRD	3,050,000	3,050,000

Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority Revenue,
Series A,
1.630%, VRD	20,000,000	20,000,000
Series B,
1.450%, VRD	7,000,000	7,000,000

		27,000,000

Total municipal bonds and notes (cost — $2,156,994,130)		2,156,994,130

Tax-exempt commercial paper — 9.1%
California — 0.5%
San Diego County Water Authority
1.600%, due 03/05/19	12,000,000	12,000,000

Connecticut — 0.6%
Yale University
1.760%, due 02/01/19	15,000,000	15,000,000

District of Columbia — 0.7%
Washington D.C. Metropolitan Airport Authority
1.520%, due 03/22/19	8,000,000	8,000,000
1.500%, due 02/25/19	8,750,000	8,750,000

		16,750,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (continued)
District of Columbia — (concluded)
Georgia — 0.3%
Emory University
1.620%, due 05/03/19	7,000,000	7,000,000

Illinois — 1.1%
Illinois Educational Facilities Authority Revenue
1.830%, due 04/03/19	25,786,000	25,786,000

Massachusetts — 0.7%
Harvard University
1.750%, due 10/03/19	7,000,000	7,000,000
1.760%, due 03/11/19	10,000,000	10,000,000

		17,000,000

Minnesota — 0.4%
University of Minnesota
1.790%, due 02/05/19	10,500,000	10,500,000

New York — 0.9%
New York State Power Authority
1.370%, due 02/13/19	22,000,000	22,000,000

Ohio — 1.0%
Cleveland Clinic
1.820%, due 02/14/19	8,300,000	8,300,000
1.790%, due 03/05/19	10,000,000	10,000,000
1.780%, due 03/12/19	5,000,000	5,000,000

		23,300,000

Texas — 2.7%
Lower Colorado River Authority Revenue
1.800%, due 02/04/19	21,099,000	21,099,000
Methodist Hospital
1.650%, due 05/13/19	5,000,000	5,000,000
1.770%, due 02/08/19	15,000,000	15,000,000
University of Texas
1.530%, due 05/02/19	10,000,000	10,000,000
1.620%, due 03/01/19	6,000,000	6,000,000

Tax-Free Master Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Texas — (concluded)
1.800%, due 02/01/19	6,000,000	6,000,000

		63,099,000

Virginia — 0.2%
University of Virginia
1.760%, due 02/06/19	5,200,000	5,200,000

Total tax-exempt commercial paper (cost — $217,635,000)		217,635,000

Total investments (cost — $2,374,629,130 which approximates cost for federal income tax purposes) — 99.8%		2,374,629,130
Other assets in excess of liabilities — 0.2%		4,640,374

Net assets — 100.0%		$2,379,269,504

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,156,994,130	—	2,156,994,130
Tax-exempt commercial paper	—	217,635,000	—	217,635,000
Total	—	2,374,629,130	—	2,374,629,130

At January 31, 2019, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 14 days.

Portfolio footnote

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,900,000, represented 1.5% of the Fund’s net assets at period end.

Schedule of investments — January 31, 2019 (unaudited)

Portfolio acronyms
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2019 and reset periodically.

Master Trust

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated October 31, 2018.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date: April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	April 1, 2019

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date: April 1, 2019